Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	$ 635	$ 569	$ 488	$ 515
Intangible assets	88,813	25,419	22,365	23,560
Right-of-use assets	2,082	1,465	1,659	1,799
Deferred tax asset	3,030	7,028
Total non-current assets	94,560	34,481
Current assets
Trade and other receivables	11,983	5,497
Cash and cash equivalents	33,069	51,047	14,035	8,225
Total current assets	45,052	56,544
Total assets	139,612	91,025
Equity
Share capital			64	64
Capital reserve	63,861	55,953
Share options and warrants reserve	3,067	2,442	466	296
Foreign exchange translation reserve	(3,650)	(2,282)
Retained earnings	28,284	23,796
Total equity	91,562	79,909	$ 37,156	$ 34,212
Non-current liabilities
Deferred consideration	4,560
Contingent consideration	20,437
Lease liability	1,769	1,286
Total non-current liabilities	26,766	1,286
Current liabilities
Trade and other payables	6,593	3,291
Deferred consideration	2,690
Other liability	4,324
Borrowings and accrued interest	6,000	5,944
Lease liability	549	393
Income tax payable	1,128	202
Total current liabilities	21,284	9,830
Total liabilities	48,050	11,116
Total equity and liabilities	$ 139,612	$ 91,025